Restatement of Previously Issued Financial Statements - Schedule of Impact of Restatement on Balance Sheets (Details) - USD ($)	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Aug. 30, 2020
Statement of Financial Position [Abstract]
Total Assets	$ 403,255,701		$ 404,063,677
Liabilities and stockholders' equity
Total current liabilities	5,111,384		320,025
Deferred legal fees	100,000		100,000
Deferred underwriting commissions	14,087,500		14,087,500
Derivative liabilities	33,263,670		49,674,170
Total Liabilities	52,562,554		64,181,695
Class A common stock, $0.0001 par value; shares subject to possible redemption	345,693,140		334,881,980
Stockholders' equity
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding	0		0
Additional paid-in capital	19,568,146		30,379,198
Accumulated deficit	(14,569,713)		(25,380,878)
Total stockholders' equity	5,000,007	$ 5,000,005	5,000,002	$ 0
Total Liabilities and Stockholders' Equity	403,255,701		404,063,677
Common Class A [Member]
Liabilities and stockholders' equity
Class A common stock, $0.0001 par value; shares subject to possible redemption			334,881,980
Stockholders' equity
Common stock	568		676
Total stockholders' equity	568	625	676	0
Common Class B [Member]
Stockholders' equity
Common stock	1,006		1,006
Total stockholders' equity	$ 1,006	$ 1,006	1,006	$ 0
As Previously Reported
Statement of Financial Position [Abstract]
Total Assets			404,063,677
Liabilities and stockholders' equity
Total current liabilities			320,025
Deferred legal fees			100,000
Deferred underwriting commissions			14,087,500
Derivative liabilities			0
Total Liabilities			14,507,525
Stockholders' equity
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding			0
Additional paid-in capital			5,215,685
Accumulated deficit			(216,868)
Total stockholders' equity			5,000,002
Total Liabilities and Stockholders' Equity			404,063,677
As Previously Reported | Common Class A [Member]
Liabilities and stockholders' equity
Class A common stock, $0.0001 par value; shares subject to possible redemption			384,556,150
Stockholders' equity
Common stock			179
As Previously Reported | Common Class B [Member]
Stockholders' equity
Common stock			1,006
Restatement Adjustment
Statement of Financial Position [Abstract]
Total Assets			0
Liabilities and stockholders' equity
Total current liabilities			0
Deferred legal fees			0
Deferred underwriting commissions			0
Derivative liabilities			49,674,170
Total Liabilities			49,674,170
Stockholders' equity
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding			0
Additional paid-in capital			25,163,513
Accumulated deficit			(25,164,010)
Total stockholders' equity			0
Total Liabilities and Stockholders' Equity			0
Restatement Adjustment | Common Class A [Member]
Liabilities and stockholders' equity
Class A common stock, $0.0001 par value; shares subject to possible redemption			(49,674,170)
Stockholders' equity
Common stock			497
Restatement Adjustment | Common Class B [Member]
Stockholders' equity
Common stock			$ 0